Cable and Satellite Television Distribution Rights, Net (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-lived and Indefinite-lived Intangible Assets by Major Class [Line Items]
Cable and satellite television distribution rights	$ 5,573		$ 5,573		$ 5,544	$ 5,503
Less accumulated amortization	2,330		2,330		2,208	1,994
Amortization	112	107	223	211	431	400	439
Cable and satellite television distribution rights
Finite-lived and Indefinite-lived Intangible Assets by Major Class [Line Items]
Cable and satellite television distribution rights	2,334		2,334		2,324	2,304
Less accumulated amortization	(1,794)		(1,794)		(1,700)	(1,540)
Cable and satellite television distribution rights, net	540		540		624	764
Amortization	$ 46	$ 44	$ 93	$ 86	$ 177	$ 163	$ 167